Loans at amortized cost, etc. (Tables)	12 Months Ended
Dec. 31, 2025
Loans at amortized cost and other assets [Abstract]
Loans at amortized cost and other assets
(a)	The composition of loans at amortized cost by customer as of December 31, 2024 and 2025 is as follows:

	2024		2025
Retail loans	~~W~~	166,140,123	173,568,321
Corporate loans (*)		251,011,516	259,593,754
Public and other loans		5,253,071	4,845,465
Loans between banks		1,946,442	1,691,536
Credit card receivables		28,894,371	28,653,978

		453,245,523	468,353,054

Discount		(29,923)	(26,251)
Deferred loan origination costs		645,569	727,749

		453,861,169	469,054,552
Less: Allowance for credit loss		(4,565,931)	(4,280,672)

	~~W~~	449,295,238	464,773,880

(*)	Includes SOHO loans, among others.

Changes in loans at amortized cost, etc.
(b)	Changes in the carrying amount of loans at amortized cost, etc. for the years ended December 31, 2024 and 2025 are as follows:
i) Loans at amortized cost

	2024
	Retail				Corporate			Credit card			Others
	12-month expected credit losses		Lifetime expected credit losses	Impaired financial asset	12-month expected credit losses	Lifetime expected credit losses	Impaired financial asset	12-month expected credit losses	Lifetime expected credit losses	Impaired financial asset	12-month expected credit losses	Lifetime expected credit losses	Impaired financial asset	Total
Beginning balance	~~W~~	145,441,757	9,390,209	794,050	181,802,456	41,746,140	1,548,844	23,294,631	4,110,407	645,603	6,444,509	826,979	24,447	416,070,032
Transfer (from) to 12-month expected credit losses		3,147,209	(3,133,165)	(14,044)	8,633,328	(8,567,306)	(66,022)	59,878	(59,830)	(48)	30,878	(30,878)	—	—
Transfer (from) to lifetime expected credit losses		(7,176,298)	7,236,219	(59,921)	(14,466,401)	14,506,969	(40,568)	(50,080)	50,133	(53)	(189,201)	189,201	—	—
Transfer (from) to credit-impaired financial assets		(478,797)	(281,842)	760,639	(424,077)	(611,269)	1,035,346	(19,995)	(12,913)	32,908	(43)	(9,600)	9,643	—
Net increase (decrease) (*1)		12,578,349	(843,971)	18,273	24,466,147	2,178,224	893,286	1,320,926	(481,264)	1,008,038	(303,276)	50,784	6,123	40,891,639
Charge off (*2)		—	—	(393,809)	—	—	(450,932)	—	—	(685,877)	—	—	(5,483)	(1,536,101)
Disposal		—	(2,706)	(200,812)	(33,148)	(190,000)	(761,001)	—	—	(357,581)	—	(410)	(18,743)	(1,564,401)

Ending balance	~~W~~	153,512,220	12,364,744	904,376	199,978,305	49,062,758	2,158,953	24,605,360	3,606,533	642,990	5,982,867	1,026,076	15,987	453,861,169

(*1)	Includes the effects of the issuance, collection, restructuring of loans, debt-to-equity swaps, and changes in foreign exchange rates, among others.
(*2)	The amount of uncollected loans currently in recovery (principal and interest) is ~~W~~ 10,268,898 million, which is written off as of December 31, 2024.

	2025
	Retail				Corporate			Credit card			Others
	12-month expected credit losses		Lifetime expected credit losses	Impaired financial asset	12-month expected credit losses	Lifetime expected credit losses	Impaired financial asset	12-month expected credit losses	Lifetime expected credit losses	Impaired financial asset	12-month expected credit losses	Lifetime expected credit losses	Impaired financial asset	Total
Beginning balance	~~W~~	153,512,220	12,364,744	904,376	199,978,305	49,062,758	2,158,953	24,605,360	3,606,533	642,990	5,982,867	1,026,076	15,987	453,861,169
Transfer (from) to 12-month expected credit losses		4,966,815	(4,952,706)	(14,109)	11,474,546	(11,453,191)	(21,355)	1,040,384	(1,040,209)	(175)	127,708	(127,708)	—	—
Transfer (from) to lifetime expected credit losses		(4,600,026)	4,678,174	(78,148)	(15,753,286)	16,008,648	(255,362)	(1,145,956)	1,146,484	(528)	(214,090)	214,091	(1)	—
Transfer (from) to credit- impaired financial assets		(450,753)	(296,548)	747,301	(843,905)	(670,277)	1,514,182	(369,466)	(357,902)	727,368	(10,524)	(920)	11,444	—
Net increase (decrease) (*1)		10,479,493	(2,351,966)	1,694	10,956,888	(1,204,297)	663,429	968,671	(318,368)	450,990	(675,876)	(63,762)	6,175	18,913,071
Charge off (*2)		—	—	(373,347)	—	—	(833,199)	—	—	(806,961)	—	—	(14,410)	(2,027,917)
Disposal		—	(2,672)	(241,633)	(9,998)	(57,522)	(839,847)	—	—	(532,002)	—	—	(8,097)	(1,691,771)

Ending balance	~~W~~	163,907,749	9,439,026	946,134	205,802,550	51,686,119	2,386,801	25,098,993	3,036,538	481,682	5,210,085	1,047,777	11,098	469,054,552

(*1)	Includes the effects of the issuance, collection, restructuring of loans, debt-to-equity swaps, and changes in foreign exchange rates, among others.
(*2)	The amount of uncollected loans currently in recovery (principal and interest) is ~~W~~ 10,682,802 million, which is written off as of December 31, 2025.

ii) Due from banks at amortized cost and other financial assets

	2024
	12-month expected credit losses		Lifetime expected credit losses	Impaired financial asset	Total
Beginning balance	~~W~~	59,409,121	245,916	167,788	59,822,825
Transfer (from) to 12 month expected credit losses		34,752	(34,626)	(126)	—
Transfer (from) to lifetime expected credit losses		(62,021)	62,091	(70)	—
Transfer (from) to credit- impaired financial assets		(8,949)	(21,143)	30,092	—
Net increase (decrease) (*)		2,116,517	(10,556)	205,387	2,311,348
Charge off		—	—	(61,157)	(61,157)
Disposal		(475)	(6,430)	(124,756)	(131,661)

Ending balance	~~W~~	61,488,945	235,252	217,158	61,941,355

	2025
	12-month expected credit losses		Lifetime expected credit losses	Impaired financial asset	Total
Beginning balance	~~W~~	61,488,945	235,252	217,158	61,941,355
Transfer (from) to 12 month expected credit losses		33,235	(33,122)	(113)	—
Transfer (from) to lifetime expected credit losses		(50,051)	50,130	(79)	—
Transfer (from) to credit- impaired financial assets		(6,288)	(16,627)	22,915	—
Net increase (decrease) (*)		18,837,706	(14,525)	41,033	18,864,214
Charge off		—	—	(92,749)	(92,749)
Disposal		—	(1,164)	(6,378)	(7,542)

Ending balance	~~W~~	80,303,547	219,944	181,787	80,705,278

(*)	Includes the effects of the issuance, collection, restructuring of loans, debt-to-equity swaps, and changes in foreign exchange rates, among others.

Changes in allowances for credit loss of loans at amortized cost and other assets
(c)	Changes in the allowance for credit losses on loans at amortized cost, etc. for the years ended December 31, 2024 and 2025 are as follows:
i) Loans at amortized cost

	2024
	Retail				Corporate			Credit card			Others
	12-month expected credit losses		Lifetime expected credit losses	Impaired financial asset	12-month expected credit losses	Lifetime expected credit losses	Impaired financial asset	12-month expected credit losses	Lifetime expected credit losses	Impaired financial asset	12-month expected credit losses	Lifetime expected credit losses	Impaired financial asset	Total
Beginning balance	~~W~~	243,266	207,362	283,191	789,050	994,345	628,487	230,286	460,848	462,554	13,372	10,371	7,338	4,330,470
Transfer (from) to 12-month expected credit losses		40,874	(39,258)	(1,616)	140,511	(137,260)	(3,251)	25,333	(25,273)	(60)	85	(85)	—	—
Transfer (from) to lifetime expected credit losses		(24,178)	50,652	(26,474)	(79,310)	86,108	(6,798)	(19,981)	20,177	(196)	(1,310)	1,310	—	—
Transfer (from) to credit- impaired financial assets		(15,753)	(21,007)	36,760	(5,838)	(84,444)	90,282	(2,696)	(4,919)	7,615	—	(60)	60	—
Provision (reversal)		21,772	25,003	392,200	(123,593)	23,937	760,786	30,805	(32,602)	751,753	412	6,016	5,524	1,862,013
Charge off		—	—	(393,809)	—	—	(450,932)	—	—	(685,877)	—	—	(5,483)	(1,536,101)
Amortization of discount		—	—	(13,501)	—	—	(27,710)	—	—	6,180	—	—	—	(35,031)
Disposal		—	(261)	(53,538)	(2,946)	(19,347)	(90,141)	—	—	(257,543)	—	(1)	(1,061)	(424,838)
Collection		—	—	112,627	—	—	75,082	—	—	172,842	—	—	487	361,038
Others (*)		2,552	526	4,251	7,231	9,565	(16,997)	167	24	848	189	24	—	8,380

Ending balance	~~W~~	268,533	223,017	340,091	725,105	872,904	958,808	263,914	418,255	458,116	12,748	17,575	6,865	4,565,931

(*)	Includes the effects of restructuring of loans, debt-to-equity swaps, and changes in foreign exchange rates, among others.

	2025
	Retail				Corporate			Credit card			Others
	12-month expected credit losses		Lifetime expected credit losses	Impaired financial asset	12-month expected credit losses	Lifetime expected credit losses	Impaired financial asset	12-month expected credit losses	Lifetime expected credit losses	Impaired financial asset	12-month expected credit losses	Lifetime expected credit losses	Impaired financial asset	Total
Beginning balance	~~W~~	268,533	223,017	340,091	725,105	872,904	958,808	263,914	418,255	458,116	12,748	17,575	6,865	4,565,931
Transfer (from) to 12-month expected credit losses		53,827	(51,918)	(1,909)	134,081	(132,826)	(1,255)	84,381	(84,246)	(135)	8,442	(8,442)	—	—
Transfer (from) to lifetime expected credit losses		(18,210)	56,419	(38,209)	(74,530)	80,482	(5,952)	(24,117)	24,486	(369)	(283)	283	—	—
Transfer (from) to credit- impaired financial assets		(17,720)	(26,077)	43,797	(5,712)	(76,398)	82,110	(11,675)	(113,200)	124,875	(45)	(244)	289	—
Provision (reversal)		(22,099)	21,425	251,154	(71,512)	83,178	885,920	(87,645)	132,894	825,064	(10,665)	(2,233)	8,656	2,014,137
Charge off		—	—	(373,347)	—	—	(833,199)	—	—	(806,961)	—	—	(14,410)	(2,027,917)
Amortization of discount		—	—	(11,333)	—	—	(27,865)	—	—	79	—	—	—	(39,119)
Disposal		—	(377)	(66,868)	—	(3,381)	(107,589)	—	—	(371,086)	—	—	(75)	(549,376)
Collection		—	—	195,229	—	—	51,741	—	—	96,413	—	—	412	343,795
Others (*)		(2,369)	(478)	921	(7,497)	(6,213)	(4,283)	316	(1,003)	(6,187)	86	(72)	—	(26,779)

Ending balance	~~W~~	261,962	222,011	339,526	699,935	817,746	998,436	225,174	377,186	319,809	10,283	6,867	1,737	4,280,672

(*)	Includes the effects of restructuring of loans, debt-to-equity swaps, and changes in foreign exchange rates, among others.

ii) Due from banks at amortized cost and other financial assets

	2024
	12-month expected credit losses		Lifetime expected credit losses	Impaired financial asset	Total
Beginning balance	~~W~~	332,951	15,650	137,968	486,569
Transfer (from) to 12-month expected credit losses		1,262	(1,229)	(33)	—
Transfer (from) to lifetime expected credit losses		(5,414)	5,441	(27)	—
Transfer (from) to credit- impaired financial assets		(178)	(5,715)	5,893	—
Provision		175	629	112,858	113,662
Write-offs		—	—	(61,157)	(61,157)
Disposal		(1)	(38)	(15,028)	(15,067)
Collection		—	—	3,292	3,292
Others (*)		65,689	14	2,644	68,347

Ending balance	~~W~~	394,484	14,752	186,410	595,646

	2025
	12-month expected credit losses		Life time expected credit losses	Impaired financial asset	Total
Beginning balance	~~W~~	394,484	14,752	186,410	595,646
Transfer (from) to 12-month expected credit losses		654	(613)	(41)	—
Transfer (from) to lifetime expected credit losses		(869)	891	(22)	—
Transfer (from) to credit- impaired financial assets		(1,957)	(5,084)	7,041	—
Provision		4,759	507	64,769	70,035
Write-offs		—	—	(92,749)	(92,749)
Disposal		—	(37)	(5,663)	(5,700)
Collection		—	—	2,688	2,688
Others (*)		1,728	(6)	(14,226)	(12,504)

Ending balance	~~W~~	398,799	10,410	148,207	557,416

(*)	Includes the effects of restructuring of loans, debt-to-equity swaps, and changes in foreign exchange rates, among others.

Changes in deferred loan origination costs
(d)	Changes in deferred loan origination costs for the years ended December 31, 2024 and 2025 are as follows:

	2024		2025
Beginning balance	~~W~~	505,986	645,569
Loan origination		344,963	306,840
Amortization, etc.		(205,380)	(224,660)

Ending balance	~~W~~	645,569	727,749